UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6377

Dreyfus Municipal Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	8/31/2015

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus AMT-Free Municipal Bond Fund

ANNUAL REPORT August 31, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

A Letter from the President	2
Discussion of Fund Performance	3
Fund Performance	6
Understanding Your Fund’s Expenses	8
Comparing Your Fund’s Expenses
With Those of Other Funds	8
Statement of Investments	9
Statement of Assets and Liabilities	29
Statement of Operations	30
Statement of Changes in Net Assets	31
Financial Highlights	33
Notes to Financial Statements	38
Report of Independent Registered
Public Accounting Firm	46
Important Tax Information	47
Board Members Information	48
Officers of the Fund	51

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus AMT-Free Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus AMT-Free Municipal Bond Fund, covering the 12-month period from September 1, 2014, through August 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period. For much of the year, a recovering U.S. economy enabled stocks to advance, but those gains were more than erased in August when economic concerns in China, falling commodity prices and a stronger U.S. dollar sparked sharp corrections in equity markets throughout the world. The emerging markets were especially hard hit in this environment. U.S. bonds generally fared better, rallying in late 2014 due to robust investor demand before reversing course in the spring as the domestic economy strengthened. Global economic instability in August hurt corporate-backed and inflation-linked bonds, but U.S. government securities held up relatively well.

We expect market uncertainty and volatility to persist over the near term as investors vacillate between hopes that current market turmoil represents a healthy correction and fears that further disappointments could trigger a full-blown bear market. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on Chinese fiscal and monetary policy, liquidity factors affecting various asset classes, and other developments that could influence investor sentiment. Over the longer term, we remain confident that financial markets are likely to stabilize as the world adjusts to slower Chinese economic growth, abundant energy resources, and the anticipated eventual normalization of monetary policy. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

September 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2014, through August 31, 2015, as provided by Daniel Rabasco and Thomas Casey, Primary Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2015, Dreyfus AMT-Free Municipal Bond Fund’s Class A shares achieved a total return of 2.79%, Class C shares returned 2.02%, Class I shares returned 2.98%, Class Y shares returned 3.07%, and Class Z shares returned 3.03%.1 In comparison, the fund’s benchmark, the Barclays Municipal Bond Index, produced a total return of 2.52%.2

Municipal bonds produced modestly positive returns, as declines stemming from rising long-term interest rates during the spring of 2015 were more than offset by rallies early and late in the reporting period. The fund’s Class A, I and Y shares produced higher returns than its benchmark, mainly due to our emphasis on higher yielding revenue-backed bonds.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by The Dreyfus Corporation (“Dreyfus”). The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade (“high yield” or “junk” bonds), or the unrated equivalent as determined by Dreyfus.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

• Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Fluctuating Interest Rates Sparked Market Volatility

During the reporting period, the financial markets were plagued by higher degrees of volatility. Over the final four months of 2014, global investors seeking more competitive yields than were available in overseas markets flocked to higher yielding investments in the United States and the resulting supply-and-demand imbalance put downward pressure on U.S. bond yields. This trend began to reverse in early 2015, as investors focused on

3

DISCUSSION OF FUND PERFORMANCE (continued)

economic data and the possibility of the Federal Reserve taking a less accommodative stance on monetary policy. Interest rates began to climb when economic growth reaccelerated in the spring and, as time progressed during the reporting period, investors anticipated the Federal Reserve would begin to raise short-term interest rates. However, renewed concerns about sluggish global economic growth, particularly China’s weakening economy pushed bond yields lower in the final weeks of the reporting period.

Municipal bonds were somewhat less volatile than other asset classes as investors were attracted to their favorable after-tax yields. After experiencing robust demand for a limited supply of newly issued bonds during 2014, issuance volumes climbed dramatically during 2015 as issuers rushed to refinance existing debt before expected increases in interest rates. Significant reinvestment by retail investors supported the municipal bond market and absorbed these higher levels of supply.

Underlying credit conditions generally continued to improve, notwithstanding the well-publicized financial and pension obligation challenges faced by Puerto Rico, Illinois and New Jersey. Many states and local municipalities have seen tax revenues climb beyond pre-recession levels enabling them to balance their budgets, replenish reserves and reduce debt levels.

Revenue Bonds Buoyed Relative Results

Our sector strategy which emphasized higher yielding revenue bonds compared to general obligation and escrowed bonds assisted relative returns. The fund achieved particularly favorable results through bonds backed by hospitals and the states’ settlement of litigation with U.S. tobacco companies. Conversely, the fund avoided some of the weaker segments of the market, most notably Puerto Rico bonds that were hurt by the U.S. territory’s deteriorating fiscal conditions. The fund’s holdings of Illinois bonds detracted from relative returns as the state budget impasse resulted in a ratings downgrade.

Relative performance was further aided by our duration and yield curve positioning. In particular, a modestly longer duration when compared to the benchmark and an emphasis on longer maturities was beneficial during the market rally. Longer maturities also produced higher levels of income by taking advantage of a relatively steep yield curve.

A Generally Constructive Investment Posture

We expect market volatility to persist over the near term in anticipation of higher short-term interest rates, but we remain optimistic about the market’s longer term prospects in a growing U.S. economy. Therefore, we will be taking advantage of bouts of market volatility to purchase fundamentally sound credits at attractive prices, including A- and BBB-rated revenue bonds backed by airports, hospitals, water-and-sewer facilities, and public power plants. At the same time, we are focusing on securities with relatively defensive characteristics — including premium coupons and call features that mitigate extension risk — that can help protect the portfolio if interest rates rise.

September 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds involve increased credit and liquidity risks compared with investment grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

4

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Neither Class Z, Class I, nor Class Y shares is subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable. The Dreyfus Corporation has contractually agreed, until January 1, 2016, to waive receipt of its fees and/or assume the expenses of the fund so that total annual fund operating expenses of Class A, C, I, Y, and Z shares (excluding Rule 12b-1 fees, shareholder services fees for Class A, C, I, and Z shares, taxes, brokerage commissions, extraordinary expenses, interest expense, and commitment fees on borrowings) do not exceed 0.45%. Without this absorption, returns would have been lower.

2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus AMT-Free Municipal Bond Fund Class A shares, Class C shares, Class I shares, Class Y shares and Class Z shares and the Barclays Municipal Bond Index

† Source: Lipper Inc.

†† The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 12/15/08 (the inception date for Class I shares).

The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I, Class Y and Class Z shares of Dreyfus AMT-Free Municipal Bond Fund on 8/31/05 to a $10,000 investment made in the Barclays Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The fund invests primarily in municipal securities and its performance shown in the line graph takes into account fees and expenses. The Index is an unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 8/31/15
	Inception
	Date	1 Year	5 Years		10 Years
Class A shares
with maximum sales charge (4.5%)	3/31/03	-1.81%	3.14%		3.64%
without sales charge	3/31/03	2.79%	4.09%		4.12%
Class C shares
with applicable redemption charge †	3/31/03	1.02%	3.32%		3.33%
without redemption	3/31/03	2.02%	3.32%		3.33%
Class I shares	12/15/08	2.98%	4.35%		4.37%	††
Class Y shares	7/1/13	3.07%	4.33%	††	4.37%	††
Class Z shares	5/6/94	3.03%	4.30%		4.35%
Barclays Municipal Bond Index		2.52%	3.96%		4.49%

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 12/15/08 (the inception date for Class I shares).

The total return performance figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus AMT-Free Municipal Bond Fund from March 1, 2015 to August 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the six months ended August 31, 2015

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$ 3.54	$ 7.31	$ 2.28	$ 2.28	$ 2.38
Ending value (after expenses)	$ 1,004.70	$ 1,000.90	$ 1,006.00	$ 1,006.10	$ 1,005.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the six months ended August 31, 2015

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$ 3.57	$ 7.37	$ 2.29	$ 2.29	$ 2.40
Ending value (after expenses)	$ 1,021.68	$ 1,017.90	$ 1,022.94	$ 1,022.94	$ 1,022.84

† Expenses are equal to the fund's annualized expense ratio of .70% for Class A, 1.45 % for Class C, .45% for Class I, .45% for Class Y and .47% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

August 31, 2015

||ANAME||

Long-Term Municipal Investments - 98.9%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 2.3% (continued)
Alabama Public School and College Authority,
Capital Improvement Revenue	5.00	1/1/19	5,000,000		5,629,450
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,395,000		1,611,783
Jefferson County,
Limited Obligation School Warrants	5.00	1/1/24	1,000,000		1,006,150
Jefferson County,
Senior Lien Sewer Revenue Warrants (Insured; Assured Guaranty Municipal Corp.)	0/6.60	10/1/42	14,000,000	[a]	9,728,320
					17,975,703
Alaska - .4%
Northern Tobacco Securitization Corporation of Alaska,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	3,750,000		2,899,687
Arizona - 1.4%
Arizona Board of Regents,
Stimulus Plan for Economic and Educational Development Revenue (Arizona State University)	5.00	8/1/31	3,770,000		4,289,581
Pima County Industrial Development Authority,
Education Revenue (American Charter Schools Foundation Project)	5.63	7/1/38	3,250,000		3,041,837
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	3,500,000		3,801,035
					11,132,453
California - 7.8%
Bay Area Toll Authority,
San Francisco Bay Area Subordinate Lien Toll Bridge Revenue	5.00	4/1/43	3,900,000		4,330,443
California,
Economic Recovery Bonds (Prerefunded)	5.00	7/1/19	2,000,000	[b]	2,302,960
California,
GO	5.25	10/1/16	295,000		296,277
California,
GO (Various Purpose)	5.25	3/1/30	2,500,000		2,895,850
California,
GO (Various Purpose)	5.75	4/1/31	1,700,000		1,969,841
California,
GO (Various Purpose)	5.50	11/1/35	3,575,000		4,259,756
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,576,750
California State Public Works Board,
LR (Department of Corrections and Rehabilitation) (Various Correctional Facilities)	5.00	9/1/27	5,260,000		6,193,282
California State Public Works Board,
LR (Department of State Hospitals) (Coalinga State Hospital)	5.00	6/1/25	8,325,000		9,807,516

9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 7.8% (continued)
California Statewide Communities Development Authority,
Revenue (Kaiser Permanente)	5.00	4/1/42	5,000,000		5,488,300
Glendale Community College District,
GO (Insured; National Public Finance Guarantee Corp.)	0.00	8/1/21	1,520,000	[c]	1,322,613
Golden State Tobacco Securitization Corporation,
Tobacco Settlement Asset-Backed Bonds	4.50	6/1/27	1,255,000		1,197,835
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	1,125,000		1,298,621
Los Angeles,
Wastewater System Revenue (Prerefunded)	5.75	6/1/19	1,375,000	[b]	1,614,676
North Natomas Community Facilities District Number 4,
Special Tax Bonds	5.00	9/1/30	1,000,000		1,111,250
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,223,660
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,224,280
San Francisco City and County Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	3,280,000		3,739,987
South Orange County Public Financing Authority,
Special Tax Senior Lien Revenue (Ladera Ranch)	5.00	8/15/25	1,000,000		1,159,260
Tustin Unified School District Community Facilities District Number 97-1,
Senior Lien Special Tax Bonds (Insured; Assured Guaranty Municipal Corp.) (Escrowed to Maturity)	0.00	9/1/21	1,615,000	[c]	1,447,912
University of California Regents,
General Revenue (Prerefunded)	5.75	5/15/19	2,000,000	[b]	2,345,960
					60,807,029
Colorado - 2.8%
City and County of Denver,
Airport System Subordinate Revenue	5.00	11/15/43	15,000,000		16,558,200
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue (American Academy Project)	8.00	12/1/40	1,000,000		1,146,540
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,200,000		1,357,512
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,117,630
E-470 Public Highway Authority,
Senior Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	9/1/24	2,000,000		2,000,000
					22,179,882

10

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Connecticut - 1.6%
Connecticut,
Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	10/1/29	5,000,000	5,790,700
Hartford County Metropolitan District,
Clean Water Project Revenue (Green Bonds)	5.00	11/1/33	5,740,000	6,633,948
				12,424,648
District of Columbia - 1.0%
Metropolitan Washington Airports Authority,
Airport System Revenue	5.00	10/1/35	4,000,000	4,524,960
Washington Metropolitan Area Transit Authority,
Gross Transit Revenue	5.25	7/1/29	1,750,000	1,968,383
Washington Metropolitan Area Transit Authority,
Gross Transit Revenue	5.13	7/1/32	1,000,000	1,127,370
				7,620,713
Florida - 8.0%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000	2,887,517
Broward County Educational Facilities Authority,
Educational Facilities Revenue (Nova Southeastern University Project) (Insured; Assured Guaranty Corp.)	5.00	4/1/36	1,800,000	1,816,452
Citizens Property Insurance Corporation,
Coastal Account Senior Secured Revenue	5.00	6/1/25	15,500,000	18,465,770
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial Lines Account Senior Secured Revenue	5.00	6/1/21	3,535,000	4,101,696
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/21	2,145,000	2,528,054
Florida Municipal Power Agency,
All-Requirements Power Supply Project Revenue	5.00	10/1/31	2,000,000	2,276,680
Florida Municipal Power Agency,
All-Requirements Power Supply Project Revenue	6.25	10/1/31	3,260,000	3,805,496
Hillsborough County Aviation Authority,
Customer Facility Charge Revenue (Tampa International Airport)	5.00	10/1/44	3,500,000	3,828,405
Jacksonville Electric Authority,
Electric System Subordinated Revenue	5.00	10/1/28	2,000,000	2,330,420
Lee County,
Transportation Facilities Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/25	1,530,000	1,814,121
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	3,000,000	3,441,900
Miami-Dade County Educational Facilities Authority,
Revenue (University of Miami Issue)	5.75	4/1/28	1,250,000	1,284,563
Miami-Dade County Expressway Authority,

11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Florida - 8.0% (continued)
Toll System Revenue	5.00	7/1/23	5,000,000		5,887,100
Orlando-Orange County Expressway Authority,
Revenue	5.00	7/1/30	2,620,000		2,959,080
Pinellas County Health Facilities Authority,
Health System Revenue (BayCare Health System Issue) (Insured; National Public Finance Guarantee Corp.)	0.23	11/15/23	2,250,000	[d]	2,151,563
Saint Johns County Industrial Development Authority,
Revenue (Presbyterian Retirement Communities Project)	5.88	8/1/40	1,000,000		1,105,680
University of Central Florida,
COP (University of Central Florida Convocation Corporation Master Lease Program) (Insured; National Public Finance Guarantee Corp.)	5.00	10/1/18	1,765,000		1,772,131
					62,456,628
Georgia - 2.9%
Atlanta,
Airport General Revenue	5.00	1/1/20	3,000,000		3,459,330
Atlanta,
Water and Wastewater Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	11/1/18	1,200,000		1,367,736
Atlanta,
Water and Wastewater Revenue (Prerefunded)	6.00	11/1/19	1,640,000	[b]	1,965,720
Atlanta Development Authority,
Senior Lien Revenue (New Downtown Atlanta Stadium Project)	5.25	7/1/40	1,750,000		2,007,565
Carrollton Payroll Development Authority,
RAC (University of West Georgia Athletic Complex, LLC Project) (Prerefunded)	6.25	6/15/18	3,895,000	[b]	4,471,538
Georgia Higher Education Facilities Authority,
Revenue (USG Real Estate Foundation I, LLC Project) (Insured; Assured Guaranty Corp.) (Prerefunded)	5.63	6/15/18	1,685,000	[b]	1,906,005
Georgia Higher Education Facilities Authority,
Revenue (USG Real Estate Foundation I, LLC Project) (Insured; Assured Guaranty Corp.) (Prerefunded)	5.63	6/15/18	315,000	[b]	356,315
Municipal Electric Authority of Georgia,
GO (Project One Subordinated Bonds)	5.00	1/1/21	5,000,000		5,807,300
Savannah Economic Development Authority,
Revenue (Armstrong Atlantic State University Student Union, LLC Project) (Insured; Assured Guaranty Corp.)	5.00	6/15/32	1,240,000		1,295,329
					22,636,838

12

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Idaho - 1.2%
Boise-Kuna Irrigation District,
Revenue (Arrowrock Hydroelectric Project) (Prerefunded)	7.38	6/1/18	5,600,000	[b]	6,586,216
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit Group) (Prerefunded)	6.13	12/1/18	2,500,000	[b]	2,911,550
					9,497,766
Illinois - 10.4%
Chicago,
General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.25	1/1/31	7,500,000		8,450,550
Chicago,
GO	5.00	1/1/34	3,000,000		2,638,560
Chicago,
GO	5.00	1/1/34	1,250,000		1,099,400
Chicago Park District,
Limited Tax GO (Insured; Build America Mutual Assurance Company)	5.00	1/1/29	2,895,000		3,106,769
Huntley,
Special Service Area Number Nine, Special Tax Bonds (Insured; Assured Guaranty Corp.)	5.10	3/1/28	3,500,000		3,701,320
Illinois,
GO	5.50	7/1/38	4,750,000		5,047,445
Illinois,
Sales Tax Revenue	5.00	6/15/24	4,270,000		5,017,506
Illinois Finance Authority,
Revenue (Advocate Health Care Network)	5.00	6/1/31	9,155,000		10,331,326
Illinois Finance Authority,
Revenue (Rehabilitation Institute of Chicago)	6.00	7/1/43	3,250,000		3,822,975
Illinois Finance Authority,
Revenue (Rush University Medical Center Obligated Group)	5.00	11/15/34	3,000,000		3,306,420
Illinois Finance Authority,
Revenue (Sherman Health Systems) (Prerefunded)	5.50	8/1/17	1,000,000	[b]	1,090,910
Illinois Health Facilities Authority,
Revenue (Delnor-Community Hospital) (Insured; Assured Guaranty Municipal Corp.)	5.25	5/15/27	6,000,000		6,459,840
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion Project)	5.00	6/15/42	3,500,000		3,531,815
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.50	6/1/23	3,100,000		3,575,819
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	7,600,000		8,940,032
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/27	7,500,000		8,471,175

13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Illinois - 10.4% (continued)
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/44	2,500,000	2,710,275
				81,302,137
Indiana - .5%
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/35	3,400,000	3,722,116
Iowa - .4%
Iowa Finance Authority,
Healthcare Revenue (Genesis Health System)	5.00	7/1/23	2,500,000	2,928,500
Kentucky - 2.5%
Kentucky Public Transportation Infrastructure Authority,
Subordinate Toll Revenue, BAN (Downtown Crossing Project)	5.00	7/1/17	6,250,000	6,707,687
Louisville/Jefferson County Metro Government,
Health System Revenue (Norton Healthcare, Inc.)	5.75	10/1/42	4,000,000	4,533,880
University of Kentucky,
General Receipts Bonds	5.25	10/1/17	7,845,000	8,593,021
				19,834,588
Louisiana - 2.4%
Louisiana Local Government Environmental Facilities and Community Development Authority,
Revenue (Westlake Chemical Corporation Projects)	6.50	8/1/29	2,500,000	2,927,300
New Orleans Aviation Board,
General Airport Revenue (North Terminal Project)	5.00	1/1/45	3,250,000	3,561,902
New Orleans Aviation Board,
Revenue (Insured; Assured Guaranty Corp.)	6.00	1/1/23	2,000,000	2,267,740
Tobacco Settlement Financing Corporation of Louisiana,
Tobacco Settlement Asset-Backed Bonds	5.00	5/15/27	5,000,000	5,189,400
Tobacco Settlement Financing Corporation of Louisiana,
Tobacco Settlement Asset-Backed Bonds	5.25	5/15/35	4,500,000	4,999,050
				18,945,392
Maine - .2%
Maine Health and Higher Educational Facilities Authority,
Revenue (Maine General Medical Center Issue)	7.50	7/1/32	1,250,000	1,500,713
Maryland - 6.0%
Anne Arundel County,
Consolidated General Improvements GO	5.00	4/1/24	1,520,000	1,810,274
Baltimore,
Consolidated Public Improvement GO	5.00	10/15/24	1,480,000	1,747,554
Baltimore,

14

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Maryland - 6.0% (continued)
Project Revenue (Wastewater Projects)	5.00	7/1/23	1,000,000		1,177,040
Baltimore,
Project Revenue (Wastewater Projects) (Insured; National Public Finance Guarantee Corp.)	5.00	7/1/22	630,000		701,492
Baltimore,
Subordinate Project Revenue (Water Projects) (Prerefunded)	5.75	7/1/19	750,000	[b]	882,555
Howard County,
COP	8.15	2/15/20	605,000		783,027
Hyattsville,
Special Obligation Revenue (University Town Center Project)	5.60	7/1/24	1,500,000		1,517,370
Hyattsville,
Special Obligation Revenue (University Town Center Project)	5.75	7/1/34	3,000,000		3,033,420
Maryland Community Development Administration Department of Housing and Community Development,
Housing Revenue	5.95	7/1/23	970,000		971,785
Maryland Economic Development Corporation,
EDR (Terminal Project)	5.75	6/1/35	2,000,000		2,140,080
Maryland Economic Development Corporation,
EDR (Transportation Facilities Project)	5.75	6/1/35	1,000,000		1,093,820
Maryland Economic Development Corporation,
LR (Maryland Public Health Laboratory Project)	5.00	6/1/20	1,000,000		1,161,780
Maryland Economic Development Corporation,
PCR (Potomac Electric Project)	6.20	9/1/22	2,500,000		2,899,025
Maryland Economic Development Corporation,
Student Housing Revenue (University of Maryland, College Park Projects)	5.75	6/1/33	1,000,000		1,083,760
Maryland Health and Higher Educational Facilities Authority,
Revenue (Anne Arundel Health System Issue) (Prerefunded)	6.75	7/1/19	2,500,000	[b]	3,033,450
Maryland Health and Higher Educational Facilities Authority,
Revenue (Charlestown Community Issue)	6.13	1/1/30	1,250,000		1,391,263
Maryland Health and Higher Educational Facilities Authority,
Revenue (Goucher College Issue)	5.00	7/1/34	1,000,000		1,107,710
Maryland Health and Higher Educational Facilities Authority,
Revenue (Greater Baltimore Medical Center Issue)	5.38	7/1/26	1,500,000		1,714,740
Maryland Health and Higher Educational Facilities Authority,
Revenue (MedStar Health Issue)	5.00	8/15/38	1,000,000		1,101,650

15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Maryland - 6.0% (continued)
Maryland Health and Higher Educational Facilities Authority,
Revenue (Peninsula Regional Medical Center Issue) (Prerefunded)	5.00	7/1/16	1,630,000	[b]	1,693,505
Maryland Health and Higher Educational Facilities Authority,
Revenue (The Johns Hopkins Health System Issue)	4.00	5/15/40	1,500,000		1,520,445
Maryland Health and Higher Educational Facilities Authority,
Revenue (University of Maryland Medical System Issue) (Insured; National Public Finance Guarantee Corp.)	7.00	7/1/22	3,635,000		4,328,049
Maryland Health and Higher Educational Facilities Authority,
Revenue (Upper Chesapeake Hospitals Issue) (Prerefunded)	6.00	1/1/18	3,005,000	[b]	3,368,064
Maryland Health and Higher Educational Facilities Authority,
Revenue (Washington County Hospital Issue) (Prerefunded)	5.75	1/1/18	2,500,000	[b]	2,770,400
Prince Georges County,
Special Obligation Revenue (National Harbor Project)	5.20	7/1/34	3,000,000		3,002,010
University System of Maryland,
Auxiliary Facility and Tuition Revenue	5.00	4/1/26	1,000,000		1,159,040
					47,193,308
Massachusetts - 1.6%
Massachusetts Department of Transportation,
Metropolitan Highway System Senior Revenue	5.00	1/1/27	5,000,000		5,628,400
Massachusetts Development Finance Agency,
Revenue (Brandeis University Issue)	5.00	10/1/25	2,175,000		2,446,483
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	10/15/35	1,750,000		2,000,198
Metropolitan Boston Transit Parking Corporation,
Systemwide Senior Lien Parking Revenue	5.00	7/1/23	2,000,000		2,327,000
					12,402,081
Michigan - 5.6%
Brighton Area Schools,
GO - Unlimited Tax (Insured; AMBAC)	0.00	5/1/20	1,055,000	[c]	956,495
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	990,000		766,409
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000		821,097
Detroit School District,
School Building and Site Improvement Bonds (GO - Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,179,810
Huron Valley School District,

16

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Michigan - 5.6% (continued)
GO Unlimited Tax (Insured; National Public Finance Guarantee Corp.)	0.00	5/1/18	6,270,000	[c]	6,000,453
Kent County,
Airport Revenue (Gerald R. Ford International Airport) (Prerefunded)	5.00	1/1/17	4,555,000	[b]	4,830,486
Kent Hospital Finance Authority,
Revenue (Spectrum Health System)	5.50	11/15/25	2,500,000		2,936,575
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000		2,930,575
Michigan Finance Authority,
Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/30	1,500,000		1,684,170
Michigan Finance Authority,
Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/32	3,000,000		3,333,240
Michigan Finance Authority,
Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,520,000		1,656,891
Michigan Public Educational Facilities Authority,
LOR (Nataki Talibah Schoolhouse of Detroit Project)	6.50	10/1/30	2,265,000		1,132,455
Michigan State Building Authority,
Revenue (Facilities Program)	5.00	10/15/45	5,000,000		5,539,950
Monroe County Economic Development Corporation,
LOR (Detroit Edison Company Project) (Insured; National Public Finance Guarantee Corp.)	6.95	9/1/22	2,000,000		2,590,120
Romulus Economic Development Corporation,
Limited Obligation EDR (Romulus HIR Limited Partnership Project) (Insured; ITT Lyndon Property Insurance Company) (Escrowed to Maturity)	7.00	11/1/15	3,700,000		3,741,995
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan Wayne County Airport)	5.00	12/1/22	3,000,000		3,375,780
					43,476,501

17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Minnesota - 4.3%
Mahtomedi Independent School District Number 832,
GO School Building Bonds (Minnesota School District Credit Enhancement Program) (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity)	0.00	2/1/17	340,000	[c]	337,283
Minneapolis,
Health Care System Revenue (Fairview Health Services) (Insured; Assured Guaranty Corp.)	6.50	11/15/38	3,000,000		3,422,700
Minneapolis-Saint Paul Metropolitan Airports Commission,
Subordinate Airport Revenue	5.00	1/1/26	1,000,000		1,149,990
Minnesota,
911 Revenue (Public Safety Radio Communications System Project)	5.00	6/1/25	1,000,000		1,134,060
Minnesota Agricultural and Economic Development Board,
Health Care System Revenue (Fairview Health Care Systems)	6.38	11/15/29	150,000		150,671
Minnesota Higher Education Facilities Authority,
Revenue (Carleton College)	5.00	3/1/30	1,000,000		1,108,930
Minnesota Higher Education Facilities Authority,
Revenue (University of Saint Thomas)	5.00	4/1/29	1,000,000		1,056,540
Minnesota Higher Education Facilities Authority,
Revenue (University of Saint Thomas)	5.00	10/1/29	1,500,000		1,662,210
Minnesota Higher Education Facilities Authority,
Revenue (University of Saint Thomas)	5.00	10/1/39	1,700,000		1,889,465
Northern Municipal Power Agency,
Electric System Revenue	5.00	1/1/20	2,500,000		2,869,125
Northfield,
HR	5.38	11/1/31	1,240,000		1,286,525
Rochester,
Health Care Facilities Revenue (Mayo Clinic)	4.50	11/15/21	1,000,000		1,150,170
Rochester,
Health Care Facilities Revenue (Mayo Clinic)	5.00	11/15/38	1,000,000		1,123,050
Saint Cloud,
Health Care Revenue (CentraCare Health System Project) (Insured; Assured Guaranty Corp.)	5.50	5/1/39	2,000,000		2,183,940
Saint Louis Park,
Health Care Facilities Revenue (Park Nicollet Health Services) (Prerefunded)	5.75	7/1/18	1,000,000	[b]	1,136,420
Saint Louis Park,
Health Care Facilities Revenue (Park Nicollet Health Services) (Prerefunded)	5.75	7/1/19	3,000,000	[b]	3,516,630
Saint Paul Housing and Redevelopment Authority,

18

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Minnesota - 4.3%
Recreational Facility LR (Jimmy Lee Recreational Center)	5.00	12/1/32	750,000		798,173
Southern Minnesota Municipal Power Agency,
Power Supply System Revenue (Insured; National Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	[c]	3,426,052
University of Minnesota Regents,
GO	5.00	12/1/24	1,000,000		1,177,110
University of Minnesota Regents,
GO	5.00	12/1/36	1,500,000		1,688,865
Vadnais Heights Economic Development Authority,
Recovery Zone Facility LR (Community and Recreational Sports Facilities Project)	5.25	2/1/41	2,460,000		11,070
Willmar,
GO, HR (Rice Memorial Hospital Project)	5.00	2/1/24	1,000,000		1,159,470
					33,438,449
Missouri - 1.3%
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue (CoxHealth)	5.00	11/15/30	3,000,000		3,423,360
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue (SSM Health Care)	5.00	6/1/29	4,000,000		4,583,320
Missouri Joint Municipal Electric Utility Commission,
Power Project Revenue (Prairie State Project)	5.00	12/1/31	2,000,000		2,274,240
					10,280,920
Nebraska - .5%
Nebraska Public Power District,
General Revenue	5.00	1/1/33	2,000,000		2,293,620
Public Power Generation Agency,
Revenue (Whelan Energy Center Unit 2)	5.00	1/1/30	1,380,000		1,555,260
					3,848,880
Nevada - .4%
Las Vegas Valley Water District,
Limited Tax GO (Additionally Secured by Southern Nevada Water Authority Pledged Revenues)	5.00	6/1/42	2,500,000		2,758,350
New Hampshire - .2%
New Hampshire Business Finance Authority,
PCR (The United Illuminating Company Project) (Insured; AMBAC)	0.39	10/1/33	1,920,000	[d]	1,824,000
New Jersey - 1.7%
New Jersey Economic Development Authority,
School Facilities Construction Revenue	5.25	6/15/31	4,000,000		4,123,200

19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 1.7% (continued)
New Jersey Health Care Facilities Financing Authority,
Revenue (Virtua Health Issue)	5.00	7/1/29	1,000,000		1,130,320
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	100,000		102,065
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/29	5,000,000		5,673,000
New Jersey Turnpike Authority,
Turnpike Revenue (Escrowed to Maturity)	6.50	1/1/16	65,000		66,383
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; National Public Finance Guarantee Corp.)	0.16	1/1/30	2,500,000	[d]	2,325,000
					13,419,968
New Mexico - .6%
New Mexico Municipal Energy Acquisition Authority,
Gas Supply Revenue	0.88	8/1/19	5,000,000	[d]	5,007,450
New York - 7.6%
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000		5,766,200
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.00	11/15/32	1,850,000		2,143,521
Metropolitan Transportation Authority,
Transportation Revenue	5.25	11/15/28	2,500,000		2,873,200
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/40	3,000,000		3,349,140
New York City,
GO	5.00	4/1/23	2,055,000		2,441,134
New York City,
GO	5.00	8/1/24	2,930,000		3,476,416
New York City,
GO	5.00	3/1/25	3,300,000		3,932,511
New York City,
GO	5.00	8/1/25	2,500,000		2,975,500
New York City,
GO	5.00	8/1/25	3,510,000		4,117,054
New York City,
GO	5.00	8/1/28	1,000,000		1,129,060
New York City,
GO	5.00	10/1/36	2,500,000		2,852,900
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution Revenue	5.00	6/15/34	2,500,000		2,848,700
New York Liberty Development Corporation,
Revenue (3 World Trade Center Project)	5.00	11/15/44	4,000,000	[e]	4,020,240
New York Liberty Development Corporation,
Revenue (Goldman Sachs Headquarters Issue)	5.25	10/1/35	2,500,000		2,932,325
New York State Energy Research and Development Authority,

20

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 7.6% (continued)
PCR (New York State Electric and Gas Corporation Project) (Insured; National Public Finance Guarantee Corp.)	0.53	4/1/34	2,100,000	[d]	2,005,500
New York State Thruway Authority,
General Revenue	5.00	1/1/27	2,000,000		2,338,700
Port Authority of New York and New Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/39	5,000,000		5,694,800
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/19	4,000,000		4,614,640
					59,511,541
North Carolina - 1.7%
Durham,
Water and Sewer Utility System Revenue	5.25	6/1/21	1,620,000		1,940,873
Iredell County,
COP (Iredell County School Projects) (Insured; AMBAC) (Prerefunded)	5.00	6/1/16	1,000,000	[b]	1,035,380
North Carolina Eastern Municipal Power Agency,
Power System Revenue (Insured; ACA) (Escrowed to Maturity)	6.00	1/1/22	1,000,000		1,222,350
North Carolina Medical Care Commission,
Health Care Facilities Revenue (University Health Systems of Eastern Carolina) (Prerefunded)	6.25	12/1/18	2,250,000	[b]	2,628,585
North Carolina Medical Care Commission,
HR (Wilson Memorial Hospital Project) (Insured; AMBAC) (Escrowed to Maturity)	0.00	11/1/16	3,055,000	[c]	3,035,570
Orange Water and Sewer Authority,
Water and Sewer System Revenue (Prerefunded)	5.00	7/1/16	1,000,000	[b]	1,039,470
Raleigh,
Combined Enterprise System Revenue (Prerefunded)	5.00	3/1/16	1,000,000	[b]	1,024,190
University of North Carolina,
System Pool Revenue (Pool General Trust Indenture of the Board of Governors of The University of North Carolina) (Prerefunded)	5.00	10/1/19	1,000,000	[b]	1,153,340
					13,079,758
Ohio - 6.1%
Allen County,
Hospital Facilities Revenue (Catholic Healthcare Partners)	5.25	9/1/27	2,500,000		2,852,800
American Municipal Power Inc.,
Revenue (American Municipal Power Fremont Energy Center Project)	5.00	2/15/21	375,000		427,748
Butler County,
Hospital Facilities Revenue (Kettering Health Network Obligated Group Project)	6.38	4/1/36	2,000,000		2,319,480
Butler County,
Hospital Facilities Revenue (UC Health)	5.50	11/1/40	3,500,000		3,946,110
Cincinnati,

21

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Ohio - 6.1% (continued)
EDR (Baldwin 300 Project)	5.00	11/1/28	2,565,000		2,816,319
Cleveland State University,
General Receipts Bonds	5.00	6/1/18	1,170,000		1,290,955
Cleveland-Cuyahoga County Port Authority,
Cultural Facility Revenue (The Cleveland Museum of Art Project)	5.00	10/1/22	2,500,000		2,889,525
Cuyahoga Community College District,
General Receipts Bonds	5.00	8/1/25	2,500,000		2,833,100
Hamilton County,
Sewer System Revenue (The Metropolitan Sewer District of Greater Cincinnati)	5.00	12/1/30	1,000,000		1,172,810
Kent State University,
General Receipts Bonds (Insured; Assured Guaranty Corp.)	5.00	5/1/25	2,000,000		2,243,100
Lucas County,
HR (ProMedica Healthcare Obligated Group)	5.75	11/15/31	1,200,000		1,432,740
Miami University,
General Receipts Revenue Bonds	5.00	9/1/22	2,140,000		2,496,888
Ohio,
Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.00	2/1/24	1,800,000		2,074,536
Ohio Higher Educational Facility Commission,
Higher Educational Facility Revenue (Case Western Reserve University Project)	6.25	10/1/16	1,000,000		1,064,470
Ohio Higher Educational Facility Commission,
HR (Cleveland Clinic Health System Obligated Group)	5.50	1/1/43	3,000,000		3,262,530
Ohio Higher Educational Facility Commission,
Revenue (Case Western Reserve University Project) (Insured; National Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,694,624
Ohio State University,
General Receipts Bonds (Escrowed to Maturity)	5.00	12/1/23	40,000		49,063
Ohio Turnpike and Infrastructure Commission,
Junior Lien Turnpike Revenue (Infrastructure Projects)	5.25	2/15/39	2,000,000		2,264,340
Port of Greater Cincinnati Development Authority,
Tax Increment Development Revenue (Fairfax Village Red Bank Infrastructure Project)	5.50	2/1/25	1,765,000	[e]	1,776,049
Toledo-Lucas County Port Authority,
Development Revenue (Northwest Ohio Bond Fund) (Toledo School for the Arts Project)	5.50	5/15/28	2,080,000		2,180,984
University of Akron,

22

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Ohio - 6.1% (continued)
General Receipts Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/28	1,500,000		1,683,870
University of Akron,
General Receipts Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/29	1,000,000		1,119,930
University of Toledo,
General Receipts Bonds	5.00	6/1/24	1,665,000		1,921,959
					47,813,930
Oklahoma - .1%
Tulsa Industrial Authority,
Student Housing Revenue (The University of Tulsa)	5.25	10/1/26	1,135,000		1,186,699
Oregon - .2%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000		1,603,560
Pennsylvania - 1.2%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000		3,000,738
Lancaster Parking Authority,
Guaranteed Parking Revenue (Insured; AMBAC)	5.00	12/1/32	1,000,000		1,073,840
Pennsylvania Higher Educational Facilities Authority,
Revenue (University of Pennsylvania Health System) (Prerefunded)	6.00	8/15/18	2,500,000	[b]	2,869,275
Pennsylvania Industrial Development Authority,
EDR (Prerefunded)	5.50	7/1/18	1,730,000	[b]	1,952,374
Pennsylvania Industrial Development Authority,
EDR (Prerefunded)	5.50	7/1/18	270,000	[b]	304,706
					9,200,933
Rhode Island - .4%
Tobacco Settlement Financing Corporation of Rhode Island,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/40	3,000,000		3,074,250
South Carolina - 1.4%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/36	2,500,000		2,770,875
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.13	12/1/43	7,500,000		8,238,000
					11,008,875
Texas - 6.0%
Coastal Water Authority,
Water Conveyance System Revenue (Insured; AMBAC) (Escrowed to Maturity)	6.25	12/15/17	2,170,000		2,253,241
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort Worth International Airport)	5.00	11/1/35	3,000,000		3,372,330
Lower Colorado River Authority,

23

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 6.0% (continued)
Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/31	3,000,000		3,372,600
Lower Colorado River Authority,
Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/32	800,000		900,088
McKinney,
Tax and Limited Pledge Waterworks and Sewer System Revenue, Certificates of Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000		1,327,534
Montgomery Independent School District,
Unlimited Tax School Building Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/25	1,315,000		1,344,075
North Texas Tollway Authority,
First Tier System Revenue (Insured; Assured Guaranty Corp.)	5.63	1/1/33	5,000,000		5,443,350
North Texas Tollway Authority,
First Tier System Revenue (Insured; Assured Guaranty Corp.)	5.75	1/1/40	1,500,000		1,644,510
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/38	5,815,000		6,334,861
Pearland Economic Development Corporation,
Sales Tax Revenue (Insured; AMBAC)	5.00	9/1/24	1,035,000		1,081,275
San Antonio,
Electric and Gas Systems Junior Lien Revenue	5.00	2/1/43	5,000,000		5,534,200
San Antonio,
Electric and Gas Systems Revenue (Escrowed to Maturity)	5.50	2/1/20	255,000		300,818
San Antonio,
Water System Revenue	5.00	5/15/36	4,000,000		4,520,800
Schertz-Cibolo Universal City Independent School District,
Unlimited Tax School Building Bonds (Permanent School Fund Guarantee Program)	0.00	2/1/32	5,545,000	[c]	2,294,854
Socorro Independent School District,
Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	8/15/27	3,705,000		4,394,686
Texas Transportation Commission,
Central Texas Turnpike System Second Tier Revenue	5.00	8/15/31	2,500,000		2,771,925
					46,891,147
Virginia - 1.3%
Chesapeake Bay Bridge and Tunnel Commission District,
General Resolution Revenue (Insured; Berkshire Hathaway Assurance Corporation)	5.50	7/1/25	1,000,000		1,181,290
Chesterfield County Economic Development Authority,

24

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Virginia - 1.3% (continued)
PCR (Virginia Electric and Power Company Project)	5.00	5/1/23	1,000,000		1,127,330
Newport News,
GO General Improvement Bonds and GO Water Bonds	5.25	7/1/22	1,000,000		1,215,860
Norfolk,
Water Revenue (Prerefunded)	5.00	11/1/18	1,000,000	[b]	1,127,300
Richmond Metropolitan Authority,
Expressway Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	7/15/17	460,000		481,887
Virginia College Building Authority,
Educational Facilities Revenue (Regent University Project) (Prerefunded)	5.00	6/1/16	215,000	[b]	222,624
Virginia Housing Development Authority,
Rental Housing Revenue	5.50	6/1/30	1,000,000		1,058,120
Washington County Industrial Development Authority,
HR (Mountain States Health Alliance)	7.75	7/1/38	2,000,000		2,294,640
Winchester Economic Development Authority,
HR (Valley Health System Obligated Group)	5.00	1/1/35	1,560,000		1,736,311
					10,445,362
Washington - 2.7%
Port of Seattle,
Intermediate Lien Revenue	5.00	3/1/35	3,000,000		3,369,480
Seattle,
Drainage and Wastewater Improvement Revenue	5.00	5/1/23	4,965,000		5,988,833
Washington,
Motor Vehicle Fuel Tax GO (State Road 520 Corridor Program - Toll Revenue)	5.00	6/1/33	2,255,000		2,573,000
Washington Health Care Facilities Authority,
Mortgage Revenue (Highline Medical Center) (Collateralized; FHA) (Prerefunded)	6.25	8/1/18	3,485,000	[b]	4,011,374
Washington Health Care Facilities Authority,
Revenue (Providence Health and Services)	5.00	10/1/42	5,000,000		5,463,500
					21,406,187
West Virginia - .6%
West Virginia University Board of Governors,
University Improvement Revenue (West Virginia University Projects)	5.00	10/1/36	4,500,000		5,080,185
Wisconsin - .6%
Wisconsin,
General Fund Annual Appropriation Bonds	5.75	5/1/33	2,000,000		2,297,240

25

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Wisconsin - .6% (continued)
Wisconsin Health and Educational Facilities Authority,
Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	2,000,000		2,203,480
					4,500,720
U.S. Related - 1.0%
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	12,500,000	[c]	1,034,625
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000		1,075,670
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	860,000		927,579
Virgin Islands Public Finance Authority,
Revenue (Virgin Islands Matching Fund Loan Note)	5.00	10/1/25	4,000,000		4,464,360
					7,502,234
Total Long-Term Municipal Investments (cost $723,299,361)					773,820,081
Short-Term Municipal Investments - .1%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Massachusetts - .1%
Massachusetts Health and Educational Facilities Authority,
Revenue (Baystate Medical Center Issue) (LOC; Wells Fargo Bank) (cost $900,000)	0.01	9/1/15	900,000	[f]	900,000
Total Investments (cost $724,199,361)			99.0%		774,720,081
Cash and Receivables (Net)			1.0%		7,865,335
Net Assets			100.0%		782,585,416

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d Variable rate security--interest rate subject to periodic change.

e Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, these securities were valued at $5,796,289 or 0.7% of net assets.

f Variable rate demand note - rate shown is the interest rate in effect at August 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

26

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	20.5
Health Care	13.1
Education	11.0
Prerefunded	10.0
Utility-Water and Sewer	8.7
Utility-Electric	7.4
City	5.3
Special Tax	4.9
Lease	3.4
Industrial	1.7
State/Territory	1.7
Asset-Backed	.7
Pollution Control	.6
Housing	.4
County	.3
Resource Recovery	.1
Other	9.2
99.0

†Based on net assets.

See notes to financial statements.

27

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

28

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	724,199,361	774,720,081
Cash		3,961,660
Interest receivable		9,117,233
Receivable for shares of Common Stock subscribed		75,754
Prepaid expenses		32,188
		787,906,916
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		424,522
Payable for investment securities purchased		3,805,795
Payable for shares of Common Stock redeemed		982,136
Accrued expenses		109,047
		5,321,500
Net Assets ($)		782,585,416
Composition of Net Assets ($):
Paid-in capital		750,608,698
Accumulated net realized gain (loss) on investments		(18,544,002)
Accumulated net unrealized appreciation (depreciation) on investments		50,520,720
Net Assets ($)		782,585,416

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	487,128,661	23,940,041	74,412,017	1,024	197,103,673
Shares Outstanding	34,753,034	1,707,832	5,306,633	73	14,053,492
Net Asset Value Per Share ($)	14.02	14.02	14.02	14.03	14.03

See notes to financial statements.

29

STATEMENT OF OPERATIONS

Year Ended August 31, 2015

Investment Income ($):
Interest Income	31,176,528
Expenses:
Management fee—Note 3(a)	4,656,017
Shareholder servicing costs—Note 3(c)	1,613,416
Distribution fees—Note 3(b)	176,144
Professional fees	85,910
Registration fees	85,901
Directors' fees and expenses—Note 3(d)	62,082
Custodian fees—Note 3(c)	61,538
Prospectus and shareholders’ reports	49,810
Loan commitment fees—Note 2	7,790
Miscellaneous	78,024
Total Expenses	6,876,632
Less—reduction in expenses due to undertaking—Note 3(a)	(1,859,681)
Less—reduction in fees due to earnings credits—Note 3(c)	(210)
Net Expenses	5,016,741
Investment Income—Net	26,159,787
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,382,542
Net unrealized appreciation (depreciation) on investments	(11,249,394)
Net Realized and Unrealized Gain (Loss) on Investments	(4,866,852)
Net Increase in Net Assets Resulting from Operations	21,292,935

See notes to financial statements.

30

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2015	2014
Operations ($):
Investment income—net	26,159,787	30,476,094
Net realized gain (loss) on investments	6,382,542	(12,516,645)
Net unrealized appreciation (depreciation) on investments	(11,249,394)	63,914,883
Net Increase (Decrease) in Net Assets Resulting from Operations	21,292,935	81,874,332
Dividends to Shareholders from ($):
Investment income—net:
Class A	(16,655,562)	(20,812,238)
Class C	(603,377)	(772,800)
Class I	(1,833,610)	(679,605)
Class Y	(37)	(40)
Class Z	(7,123,950)	(8,024,154)
Total Dividends	(26,216,536)	(30,288,837)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	27,487,047	23,131,184
Class C	3,977,051	1,477,121
Class I	50,873,703	30,798,095
Class Z	3,908,274	3,509,794
Dividends reinvested:
Class A	13,716,710	17,165,875
Class C	434,135	557,687
Class I	1,591,510	448,494
Class Z	5,120,742	5,646,674
Cost of shares redeemed:
Class A	(61,381,956)	(145,191,224)
Class C	(3,665,995)	(9,804,035)
Class I	(15,509,653)	(7,958,621)
Class Z	(14,577,838)	(20,247,456)
Increase (Decrease) in Net Assets from Capital Stock Transactions	11,973,730	(100,466,412)
Total Increase (Decrease) in Net Assets	7,050,129	(48,880,917)
Net Assets ($):
Beginning of Period	775,535,287	824,416,204
End of Period	782,585,416	775,535,287
Undistributed investment income—net	-	141,002

31

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended August 31,
	2015	2014
Capital Share Transactions:
Class A
Shares sold	1,944,223	1,694,732
Shares issued for dividends reinvested	971,992	1,254,535
Shares redeemed	(4,352,768)	(10,643,331)
Net Increase (Decrease) in Shares Outstanding	(1,436,553)	(7,694,064)
Class C
Shares sold	282,171	108,096
Shares issued for dividends reinvested	30,764	40,790
Shares redeemed	(259,406)	(723,754)
Net Increase (Decrease) in Shares Outstanding	53,529	(574,868)
Class I
Shares sold	3,610,978	2,224,183
Shares issued for dividends reinvested	112,860	32,623
Shares redeemed	(1,101,376)	(583,934)
Net Increase (Decrease) in Shares Outstanding	2,622,462	1,672,872
Class Z
Shares sold	276,147	257,702
Shares issued for dividends reinvested	362,618	412,158
Shares redeemed	(1,033,078)	(1,494,296)
Net Increase (Decrease) in Shares Outstanding	(394,313)	(824,436)

See notes to financial statements.

32

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

		Year Ended August 31,
Class A Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.10	13.21	14.27	13.43	13.81
Investment Operations:
Investment income—net[a]	.47	.52	.47	.53	.58
Net realized and unrealized gain (loss) on investments	(.08)	.89	(1.06)	.83	(.38)
Total from Investment Operations	.39	1.41	(.59)	1.36	.20
Distributions:
Dividends from investment income—net	(.47)	(.52)	(.47)	(.52)	(.58)
Net asset value, end of period	14.02	14.10	13.21	14.27	13.43
Total Return (%)[b]	2.79	10.84	(4.30)	10.32	1.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94	.95	.97	.97	.97
Ratio of net expenses to average net assets	.70	.70	.70	.70	.70
Ratio of interest and expense related to floating rate notes issued to average net assets	-	.00[c]	.00[c]	-	-
Ratio of net investment income to average net assets	3.32	3.83	3.37	3.78	4.40
Portfolio Turnover Rate	11.76	21.67	34.19	22.11	22.31
Net Assets, end of period ($ x 1,000)	487,129	510,428	579,728	271,110	256,180

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amount represents less than .01%.

See notes to financial statements.

33

FINANCIAL HIGHLIGHTS (continued)

		Year Ended August 31,
Class C Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.10	13.21	14.27	13.43	13.81
Investment Operations:
Investment income—net[a]	.36	.42	.37	.42	.48
Net realized and unrealized gain (loss) on investments	(.08)	.89	(1.07)	.84	(.38)
Total from Investment Operations	.28	1.31	(.70)	1.26	.10
Distributions:
Dividends from investment income—net	(.36)	(.42)	(.36)	(.42)	(.48)
Net asset value, end of period	14.02	14.10	13.21	14.27	13.43
Total Return (%)[b]	2.02	10.03	(5.02)	9.50	.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.71	1.72	1.72	1.73	1.71
Ratio of net expenses to average net assets	1.45	1.45	1.45	1.45	1.45
Ratio of interest and expense related to floating rate notes issued to average net assets	-	.00[c]	.00[c]	-	-
Ratio of net investment income to average net assets	2.57	3.09	2.60	3.02	3.65
Portfolio Turnover Rate	11.76	21.67	34.19	22.11	22.31
Net Assets, end of period ($ x 1,000)	23,940	23,333	29,450	23,532	19,569

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amount represents less than .01%.

See notes to financial statements.

34

		Year Ended August 31,
Class I Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.11	13.22	14.28	13.44	13.81
Investment Operations:
Investment income—net[a]	.50	.54	.50	.55	.61
Net realized and unrealized gain (loss) on investments	(.09)	.90	(1.06)	.85	(.37)
Total from Investment Operations	.41	1.44	(.56)	1.40	.24
Distributions:
Dividends from investment income—net	(.50)	(.55)	(.50)	(.56)	(.61)
Net asset value, end of period	14.02	14.11	13.22	14.28	13.44
Total Return (%)	2.98	11.19	(4.15)	10.59	1.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70	.73	.72	.73	.71
Ratio of net expenses to average net assets	.45	.45	.45	.45	.45
Ratio of interest and expense related to floating rate notes issued to average net assets	-	.00[b]	.00[b]	-	-
Ratio of net investment income to average net assets	3.56	3.98	3.57	3.97	4.63
Portfolio Turnover Rate	11.76	21.67	34.19	22.11	22.31
Net Assets, end of period ($ x 1,000)	74,412	37,874	13,365	12,340	5,495

a Based on average shares outstanding.

b Amount represents less than .01%.

See notes to financial statements.

35

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class Y Shares	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	14.11	13.22	13.70
Investment Operations:
Investment income—net[b]	.51	.56	.09
Net realized and unrealized gain (loss) on investments	(.08)	.88	(.48)
Total from Investment Operations	.43	1.44	(.39)
Distributions:
Dividends from investment income—net	(.51)	(.55)	(.09)
Net asset value, end of period	14.03	14.11	13.22
Total Return (%)	3.07	11.14	(2.86)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	4.19	1.18	.74[d]
Ratio of net expenses to average net assets	.45	.45	.45[d]
Ratio of interest and expense related to floating rate notes issued to average net assets	-	.00[e]	.00[d,e]
Ratio of net investment income to average net assets	3.59	4.09	4.13[d]
Portfolio Turnover Rate	11.76	21.67	34.19
Net Assets, end of period ($ x 1,000)	1	1	1

a From July 1, 2013 (commencement of initial offering) to August 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

36

		Year Ended August 31,
Class Z Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.11	13.22	14.28	13.44	13.82
Investment Operations:
Investment income—net[a]	.50	.55	.50	.55	.61
Net realized and unrealized gain (loss) on investments	(.08)	.89	(1.06)	.84	(.39)
Total from Investment Operations	.42	1.44	(.56)	1.39	.22
Distributions:
Dividends from investment income—net	(.50)	(.55)	(.50)	(.55)	(.60)
Net asset value, end of period	14.03	14.11	13.22	14.28	13.44
Total Return (%)	3.03	11.06	(4.12)	10.54	1.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69	.73	.72	.76	.75
Ratio of net expenses to average net assets	.47	.50	.49	.50	.50
Ratio of interest and expense related to floating rate notes issued to average net assets	-	.00[b]	.00[b]	-	-
Ratio of net investment income to average net assets	3.55	4.02	3.53	3.98	4.60
Portfolio Turnover Rate	11.76	21.67	34.19	22.11	22.31
Net Assets, end of period ($ x 1,000)	197,104	203,899	201,872	238,329	225,584

a Based on average shares outstanding.

b Amount represents less than .01%.

See notes to financial statements.

37

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus AMT-Free Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 1 billion shares of $.001 par value Common Stock. The fund currently offers five classes of shares: Class A (200 million shares authorized), Class C (200 million shares authorized), Class I (100 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of August 31, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

38

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

39

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund’s investments:

40

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	774,720,081	-	774,720,081

† See Statement of Investments for additional detailed categorizations.

At August 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

41

NOTES TO FINANCIAL STATEMENTS (continued)

At August 31, 2015, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $685,420, accumulated capital losses $18,794,945 and unrealized appreciation $50,771,663.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2015. If not applied, $3,176,229 of the carryover expires in fiscal year 2017, $5,287,194 expires in fiscal year 2018 and $2,338,736 expires in fiscal year 2019. The fund has $4,090,360 of post-enactment short-term capital losses and $3,902,426 of post enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2015 and August 31, 2014 were as follows: tax-exempt income $26,188,273 and $30,202,405, and ordinary income $28,263 and $86,432, respectively.

During the period ended August 31, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and dividend reclassification, the fund decreased accumulated undistributed investment income-net by $84,253, increased accumulated net realized gain (loss) on investments by $51,343 and increased paid-in capital by $32,910. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the

42

unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 1, 2015 through January 1, 2016 to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. Dreyfus may terminate this agreement upon at least 90 days prior notice to shareholders, but has committed not to do so until at least January 1, 2016. The reduction in expenses, pursuant to the Agreement, amounted to $1,859,681 during the period ended August 31, 2015.

During the period ended August 31, 2015, the Distributor retained $12,074 from commissions earned on sales of the fund's Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended August 31, 2015, Class C shares were charged $176,144 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2015, Class A and Class C shares were charged $1,252,460 and $58,715, respectively, pursuant to the Shareholder Services Plan.

43

NOTES TO FINANCIAL STATEMENTS (continued)

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended August 31, 2015, Class Z shares were charged $29,619 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2015, the fund was charged $133,388 for transfer agency services and $5,464 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $210.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2015, the fund was charged $61,538 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended August 31, 2015, the fund was charged $4,109 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended August 31, 2015, the fund was charged $10,965 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $396,560, Distribution Plan fees $15,278, Shareholder Services Plan fees

44

$111,967, custodian fees $31,167, Chief Compliance Officer fees $1,737 and transfer agency fees $28,722, which are offset against an expense reimbursement currently in effect in the amount of $160,909.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2015, amounted to $119,115,701 and $90,054,901, respectively.

At August 31, 2015, the cost of investments for federal income tax purposes was $723,948,418; accordingly, accumulated net unrealized appreciation on investments was $50,771,663, consisting of $55,732,542 gross unrealized appreciation and $4,960,879 gross unrealized depreciation.

45

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus AMT-Free Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus AMT-Free Municipal Bond Fund (one of the series comprising Dreyfus Municipal Funds, Inc.) as of August 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus AMT-Free Municipal Bond Fund at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 28, 2015

46

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2015 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $28,263 that is being reported as an ordinary income distribution for reporting purposes.

Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2015 calendar year on Form 1099-DIV, which will be mailed in early 2016.

47

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)

No. of Portfolios for which Board Member Serves: 144

———————

Joni Evans (73)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)

• Principal, Joni Evans Ltd. (publishing) (2006-present)

No. of Portfolios for which Board Member Serves: 25

———————

Ehud Houminer (75)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Membership During Past 5 Years:

•  Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 62

———————

Hans C. Mautner (77)

Board Member (2006)

Principal Occupation During Past 5 Years:

• President--International Division and an Advisory Director of Simon Property Group, a

real estate investment company (1998-2010)

• Chairman and Chief Executive Officer of Simon Global Limited, a real estate company (1999-2010)

No. of Portfolios for which Board Member Serves: 25

———————

48

Robin A. Melvin (51)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 114

———————

Burton N. Wallack (64)

Board Member (1991)

Principal Occupation During Past 5 Years:

• President and Co-owner of Wallack Management Company, a real estate management company (1987-present)

No. of Portfolios for which Board Member Serves: 25

———————

John E. Zuccotti (78)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Chairman of Brookfield Properties, Inc. (1996-present)

• Senior Counsel of Weil, Gotshal & Manges, LLP (1997-present)

Other Public Company Board Membership During Past 5 Years:

• Wellpoint, Inc., a health benefits company, Director (2005-2010)

No. of Portfolios for which Board Member Serves: 25

———————

49

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBER

Gordon J. Davis (74)

Board Member (1995)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 63

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with Venable LLP, which provides legal services to the Company.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Arnold S. Hiatt, Emeritus Board Member
William Hodding Carter III Emeritus Board Member

50

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 144 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, Director and Associate General Counsel of Deutsche Bank – Asset & Wealth Management Division, and Chief Legal Officer of Deutsche Investment Management Americas Inc. He is an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 59 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1991.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 39 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since April 1985.

51

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 169 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

52

NOTES

53

For More Information

Dreyfus AMT-Free Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DMUAX Class C: DMUCX Class I: DMBIX Class Y: DMUYX Class Z: DRMBX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation	0319AR0815

Dreyfus High Yield Municipal Bond Fund

ANNUAL REPORT August 31, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus High Yield Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus High Yield Municipal Bond Fund, covering the 12-month period from September 1, 2014, through August 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period. For much of the year, a recovering U.S. economy enabled stocks to advance, but those gains were more than erased in August when economic concerns in China, falling commodity prices and a stronger U.S. dollar sparked sharp corrections in equity markets throughout the world. The emerging markets were especially hard hit in this environment. U.S. bonds generally fared better, rallying in late 2014 due to robust investor demand before reversing course in the spring as the domestic economy strengthened. Global economic instability in August hurt corporate-backed and inflation-linked bonds, but U.S. government securities held up relatively well.

We expect market uncertainty and volatility to persist over the near term as investors vacillate between hopes that current market turmoil represents a healthy correction and fears that further disappointments could trigger a full-blown bear market. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on Chinese fiscal and monetary policy, liquidity factors affecting various asset classes, and other developments that could influence investor sentiment. Over the longer term, we remain confident that financial markets are likely to stabilize as the world adjusts to slower Chinese economic growth, abundant energy resources, and the anticipated eventual normalization of monetary policy. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

November 17, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2014, through August 31, 2015, as provided by Daniel Barton and Jeffrey Burger, Co-Primary Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2015, Dreyfus High Yield Municipal Bond Fund’s Class A shares achieved a 4.38% total return, Class C shares returned 3.58%, Class I shares returned 4.63%, Class Y shares returned 4.67%, and Class Z shares returned 4.58%.1 The fund’s benchmark, the Barclays Municipal Bond Index, which, unlike the fund, does not include securities rated below investment grade, produced a total return of 2.52%.2

High yield municipal bonds generally fared well in a recovering U.S. economy during the reporting period, outperforming their investment grade counterparts. An overweight to longer date maturities and a focus on higher yielding securities also bolstered the fund’s returns compared to its benchmark.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal. To pursue its goals, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax. The fund normally invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by Dreyfus. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds. The fund may invest up to 50% of its assets in higher quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by Dreyfus.

We focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

• Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Fluctuating Interest Rates Sparked Market Volatility

Despite bouts of macroeconomic uncertainty in overseas markets, the U.S. economy continued to grow over the reporting period, helping support underlying credit conditions for issuers of high yield municipal bonds. Isolated pockets of weakness in Illinois and Puerto Rico were notable exceptions to a generally improving trend in the fiscal conditions of most states and local municipalities, which have seen tax revenues climb beyond pre-recession levels.

At the same time, municipal bonds throughout the credit-quality spectrum encountered volatility triggered by changing interest rates. Over the final four months of 2014, global investors seeking more competitive yields than were available in overseas markets flocked to

3

DISCUSSION OF FUND PERFORMANCE (continued)

higher yielding investments in the United States, and the resulting supply-and-demand imbalance put downward pressure on longer term interest rates. This trend began to reverse in early 2015, when interest rates drifted higher amid stronger-than-expected employment data, but an economic soft patch during the winter soon caused yields to moderate. Interest rates resumed their climb when economic growth re-accelerated in the spring. However, renewed concerns about sluggish economic growth in China pushed yields lower over the reporting period’s final weeks.

Municipal bonds also saw volatility related to changing supply-and-demand dynamics. After experiencing robust demand for a limited supply of newly issued bonds during 2014, issuance volumes climbed dramatically in 2015 as issuers rushed to refinance existing debt before expected increases in interest rates.

Fund Strategies Buoyed Relative Results

We maintained the fund’s average duration in a position that was longer than market averages, which produced mixed results over the reporting period. Meanwhile, a focus on longer maturities helped the fund benefit more fully from some of the stronger segments of the market’s maturity range.

An emphasis on higher yielding securities also proved effective. The fund achieved especially strong results from bonds backed by revenues from airlines, hospitals, charter schools, transportation facilities, and the states’ settlement of litigation with U.S. tobacco companies. The fund successfully avoided some of the weaker segments of the high yield market, most notably Puerto Rico bonds that were hurt by the U.S. territory’s deteriorating fiscal condition.

On the other hand, the fund’s relative results were constrained to a degree by its holdings of Illinois bonds that lost value after a budget impasse and Chicago bonds that suffered in the wake of an adverse court ruling.

A Constructive Investment Posture

The U.S. economic recovery has gained traction, but overseas instability has persisted, municipal bond issuance volumes have increased, and investors expect higher short-term interest rates later this year. Therefore, we expect volatility to continue over the near term. Still, we remain optimistic about the market’s long-term prospects, and we have retained the fund’s generally constructive investment posture, including a relatively long average duration and a focus on bonds producing high levels of current income.

September 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1 Total return includes reinvestment of dividends and any capital gains paid. It does not include the maximum initial sales charge in the case of Class A shares, and the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Class Z, Class I, and Class Y shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s Class Y return reflects the absorption of certain Class Y expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2016. Had these expenses not been absorbed, the fund’s Class Y return

4

would have been lower. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2  SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus High Yield Municipal Bond Fund Class A shares, Class C shares, Class I shares, Class Y shares and Class Z shares and the Barclays Municipal Bond Index

†  Source: Lipper Inc.

††  The total return figures presented for Class A and Class C shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 3/15/07 (the inception date for Class A and Class C shares), adjusted to reflect the applicable sales load for Class A shares.

The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 12/15/08 (the inception date for Class I shares).

The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I, Class Y and Class Z shares of Dreyfus High Yield Municipal Bond Fund on 9/30/05 (inception date) to a $10,000 investment made in the Barclays Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The fund invests primarily in municipal securities. The Index is an unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 8/31/15
	Inception Date				From Inception
		1 Year	5 Years

Class A shares
with maximum sales charge (4.5%)	3/15/07	-0.34%	3.56%		3.82%	††
without sales charge	3/15/07	4.38%	4.51%		4.31%	††
Class C shares
with applicable redemption charge†	3/15/07	2.58%	3.73%		3.64%	††
without redemption	3/15/07	3.58%	3.73%		3.64%	††
Class I shares	12/15/08	4.63%	4.78%		4.48%	††
Class Y shares	7/1/13	4.67%	4.64%	††	4.42%	††
Class Z shares	9/30/05	4.58%	4.63%		4.41%
Barclays Municipal Bond Index	9/30/05	2.52%	3.96%		4.60%	†††

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

†   The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† The total return performance figures presented for Class A and Class C shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 3/15/07 (the inception date for Class A and Class C shares), adjusted to reflect the applicable sales load for Class A shares.

The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s Class Z shares for periods prior to 12/15/08 (the inception date for Class I shares).

The total return performance figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

††† The Index date is based on the life of Class Z shares.

7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Municipal Bond Fund from March 1, 2015 to August 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the six months ended August 31, 2015
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.20	$9.07	$3.99	$3.79	$4.70
Ending value (after expenses)	$1,002.40	$998.60	$1,002.80	$1,003.00	$1,003.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the six months ended August 31, 2015

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.24	$9.15	$4.02	$3.82	$4.74
Ending value (after expenses)	$1,020.01	$1,016.13	$1,021.22	$1,021.42	$1,020.52

† Expenses are equal to the fund's annualized expense ratio of 1.03% for Class A, 1.80% for Class C, .79% for Class I, .75% for Class Y and .93% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

August 31, 2015

||ANAME||

Long-Term Municipal Investments - 99.7%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 3.7%
Jefferson County,
Limited Obligation School Warrants	5.25	1/1/20	1,500,000		1,509,225
Jefferson County,
Senior Lien Sewer Revenue Warrants (Insured; Assured Guaranty Municipal Corp.)	0/6.60	10/1/42	5,000,000	[a]	3,474,400
					4,983,625
Alaska - 1.5%
Northern Tobacco Securitization Corporation of Alaska,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	2,650,000		2,049,113
Arizona - 7.6%
Mohave County Industrial Development Authority,
Correctional Facilities Contract Revenue (Mohave Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000		3,334,410
Phoenix Industrial Development Authority,
Education Facility Revenue (BASIS Schools, Inc. Projects)	5.00	7/1/45	1,500,000	[b]	1,490,685
Pima County Industrial Development Authority,
Education Facilities Revenue (Sonoran Science Academy Tucson Project)	5.75	12/1/37	2,750,000		2,758,415
Pima County Industrial Development Authority,
Education Revenue (American Charter Schools Foundation Project)	5.63	7/1/38	1,000,000		935,950
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	1,500,000		1,629,015
					10,148,475
California - 9.8%
California Statewide Communities Development Authority,
Revenue (Bentley School)	7.00	7/1/40	1,075,000		1,205,623
California Statewide Communities Development Authority,
Revenue (California Baptist University)	6.38	11/1/43	2,000,000		2,185,880
Chula Vista,
IDR (San Diego Gas and Electric Company)	5.88	2/15/34	1,000,000		1,147,820
Placentia-Yorba Linda Unified School District,
GO	0.00	8/1/49	11,605,000	[c]	2,464,438
San Buenaventura,
Revenue (Community Memorial Health System)	7.50	12/1/41	1,500,000		1,825,155
San Francisco City and County Redevelopment Financing Authority,
Tax Allocation Revenue (Mission Bay South Redevelopment Project)	6.63	8/1/39	2,000,000		2,291,600

9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 99.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 9.8% (continued)
Tobacco Securitization Authority of Southern California,
Tobacco Settlement Asset-Backed Bonds (San Diego County Tobacco Asset Securitization Corporation)	5.00	6/1/37	2,200,000		1,906,168
					13,026,684
Connecticut - 2.2%
Connecticut Development Authority,
Water Facilities Revenue (Aquarion Water Company of Connecticut Project)	5.50	4/1/21	1,500,000		1,709,040
Connecticut Resources Recovery Authority,
Special Obligation Revenue (American REF-FUEL Company of Southeastern Connecticut Project)	6.45	11/15/22	1,235,000		1,237,347
					2,946,387
Florida - 8.7%
Cape Coral Health Facilities Authority,
Senior Housing Revenue (Gulf Care, Inc. Project)	5.88	7/1/40	1,000,000	[b]	996,670
Davie,
Educational Facilities Revenue (Nova Southeastern University Project)	5.63	4/1/43	1,000,000		1,133,310
Florida Development Finance Corporation,
Educational Facilities Revenue (Miami Arts Charter School Project)	5.88	6/15/34	1,250,000	[b]	1,252,425
Jacksonville Economic Development Commission,
Health Care Facilities Revenue (Florida Proton Therapy Institute Project)	6.25	9/1/27	1,000,000	[b]	1,060,630
Mid-Bay Bridge Authority,
Springing Lien Revenue (Prerefunded)	7.25	10/1/21	1,500,000	[d]	1,964,220
Palm Bay,
Educational Facilities Revenue (Patriot Charter School Project)	7.00	7/1/36	4,000,000	[e]	1,200,080
Saint Johns County Industrial Development Authority,
Revenue (Presbyterian Retirement Communities Project)	5.88	8/1/40	2,500,000		2,764,200
Village Community Development District Number 10,
Special Assessment Revenue	6.00	5/1/44	1,000,000		1,146,580
					11,518,115
Georgia - .9%
Atlanta Development Authority,
Senior Lien Revenue (New Downtown Atlanta Stadium Project)	5.25	7/1/40	1,000,000		1,147,180
Illinois - 10.6%
Chicago,
General Airport Third Lien Revenue (Chicago O'Hare International Airport)	5.63	1/1/35	1,240,000		1,421,834
Chicago,
GO	5.00	1/1/24	1,000,000		973,370
Chicago,
GO	5.50	1/1/42	1,000,000		909,620

10

Long-Term Municipal Investments - 99.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Illinois - 10.6% (continued)
Illinois,
GO	5.50	7/1/38	1,000,000		1,062,620
Illinois,
Sales Tax Revenue	5.00	6/15/24	1,000,000		1,175,060
Illinois Finance Authority,
Revenue (Rehabilitation Institute of Chicago)	6.00	7/1/43	1,000,000		1,176,300
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion Project)	5.00	12/15/28	1,250,000		1,348,525
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion Project)	0.00	12/15/51	15,000,000	[c]	2,028,450
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	1,000,000		1,176,320
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue (University of Illinois)	5.50	4/1/31	1,000,000		1,154,990
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/44	1,500,000		1,626,165
					14,053,254
Iowa - 2.8%
Iowa Finance Authority,
Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project)	5.25	12/1/25	2,500,000		2,723,825
Tobacco Settlement Authority of Iowa,
Tobacco Settlement Asset-Backed Bonds	5.60	6/1/34	1,000,000		949,840
					3,673,665
Louisiana - 6.2%
Lakeshore Villages Master Community Development District,
Special Assessment Revenue	5.25	7/1/17	4,867,000	[e]	1,704,277
Louisiana Local Government Environmental Facilities and Community Development Authority,
Revenue (Westlake Chemical Corporation Projects)	6.75	11/1/32	1,500,000		1,647,765
Louisiana Public Facilities Authority,
Revenue (SUSLA Facilities, Inc. Project)	5.75	7/1/39	3,800,000		3,829,184
New Orleans,
Water Revenue	5.00	12/1/34	1,000,000		1,109,260
					8,290,486
Maine - 1.4%
Maine Health and Higher Educational Facilities Authority,
Revenue (Maine General Medical Center Issue)	7.50	7/1/32	1,500,000		1,800,855
Michigan - 4.9%
Detroit,
Water Supply System Senior Lien Revenue	5.00	7/1/31	1,000,000		1,063,280
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital Project)	6.00	7/1/35	2,000,000		2,004,020

11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 99.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Michigan - 4.9% (continued)
Michigan Finance Authority,
Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/32	1,000,000		1,111,080
Michigan Finance Authority,
Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	7/1/36	500,000		536,875
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	1,800,000		1,775,592
					6,490,847
Minnesota - 1.7%
Saint Paul Housing and Redevelopment Authority,
Hospital Facility Revenue (HealthEast Care System Project)	5.00	11/15/25	2,145,000		2,300,362
New Jersey - 6.9%
New Jersey Economic Development Authority,
School Facilities Construction Revenue	5.25	6/15/40	1,250,000		1,273,863
New Jersey Economic Development Authority,
Special Facility Revenue (Continental Airlines, Inc. Project)	5.13	9/15/23	1,000,000		1,092,320
Tobacco Settlement Financing Corporation of New Jersey,
Tobacco Settlement Asset-Backed Bonds	4.63	6/1/26	1,000,000		966,210
Tobacco Settlement Financing Corporation of New Jersey,
Tobacco Settlement Asset-Backed Bonds	0.00	6/1/41	4,000,000	[c]	956,040
Tobacco Settlement Financing Corporation of New Jersey,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/41	6,360,000		4,848,737
					9,137,170
New Mexico - 1.9%
Farmington,
PCR (Public Service Company of New Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,473,768
New York - 3.5%
New York City Industrial Development Agency,
Special Facility Revenue (American Airlines, Inc. John F. Kennedy International Airport Project)	8.00	8/1/28	1,000,000		1,066,150
New York Liberty Development Corporation,
Revenue (3 World Trade Center Project)	5.00	11/15/44	1,500,000	[b]	1,507,590
New York State Dormitory Authority,

12

Long-Term Municipal Investments - 99.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 3.5% (continued)
Revenue (Orange Regional Medical Center Obligated Group)	6.25	12/1/37	1,000,000		1,094,830
Niagara Area Development Corporation,
Solid Waste Disposal Facility Revenue (Covanta Energy Project)	5.25	11/1/42	1,000,000	[b]	1,007,860
					4,676,430
North Carolina - .8%
North Carolina Medical Care Commission,
Health Care Facilities First Mortgage Revenue (Deerfield Episcopal Retirement Community)	6.13	11/1/38	1,000,000		1,097,180
Ohio - 2.8%
Buckeye Tobacco Settlement Financing Authority,
Tobacco Settlement Asset-Backed Bonds	5.88	6/1/30	1,000,000		839,450
Buckeye Tobacco Settlement Financing Authority,
Tobacco Settlement Asset-Backed Bonds	6.50	6/1/47	1,500,000		1,311,165
Southeastern Ohio Port Authority,
Hospital Facilities Improvement Revenue (Memorial Health System Obligated Group Project)	6.00	12/1/42	1,500,000		1,617,555
					3,768,170
Oregon - .8%
Warm Springs Reservation Confederated Tribes,
Hydroelectric Revenue (Pelton Round Butte Project)	6.38	11/1/33	1,000,000		1,098,710
Pennsylvania - 3.0%
JPMorgan Chase Putters/Drivers Trust (Series 3916) Non-recourse,
(Geisinger Authority, Health System Revenue (Geisinger Health System))	5.13	6/1/35	2,000,000	[b,f]	2,203,960
Montgomery County Industrial Development Authority,
Revenue (Whitemarsh Continuing Care Retirement Community Project)	5.25	1/1/40	625,000		617,763
Pennsylvania Economic Development Financing Authority,
Sewage Sludge Disposal Revenue (Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000		1,108,990
					3,930,713
Texas - 11.0%
Clifton Higher Education Finance Corporation,
Education Revenue (International Leadership of Texas)	5.75	8/15/45	1,000,000		1,002,220
Clifton Higher Education Finance Corporation,
Education Revenue (Uplift Education)	6.00	12/1/30	1,000,000		1,138,120
Clifton Higher Education Finance Corporation,
Education Revenue (Uplift Education)	4.50	12/1/44	1,500,000		1,418,295

13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 99.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 11.0% (continued)
Harris County-Houston Sports Authority,
Senior Lien Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/15/49	8,000,000	[c]	1,547,360
Houston,
Airport System Special Facilities Revenue (Continental Airlines, Inc. Terminal Improvement Projects)	6.50	7/15/30	1,500,000		1,746,435
Houston,
Airport System Subordinate Lien Revenue (Insured; XLCA)	0.39	7/1/32	975,000	[g]	906,750
La Vernia Higher Education Finance Corporation,
Education Revenue (Knowledge is Power Program, Inc.) (Prerefunded)	6.25	8/15/19	1,000,000	[d]	1,193,460
New Hope Cultural Education Facilities Finance Corporation,
Student Housing Revenue (National Campus and Community Development Corporation - College Station Properties LLC - Texas A&M University Project)	5.00	7/1/35	1,000,000		1,047,460
North Texas Tollway Authority,
First Tier System Revenue (Insured; Assured Guaranty Corp.)	5.75	1/1/40	1,175,000		1,288,199
Tarrant County Cultural Education Facilities Finance Corporation,
Retirement Facility Revenue (Buckingham Senior Living Community, Inc. Project)	5.25	11/15/35	1,000,000		1,006,600
Texas Public Finance Authority Charter School Finance Corporation,
Education Revenue (Burnham Wood Charter School Project)	6.25	9/1/36	2,250,000		2,309,827
					14,604,726
Vermont - .5%
Burlington,
Airport Revenue	3.50	7/1/18	595,000		603,330
Virginia - 1.4%
Chesterfield County Economic Development Authority,
Retirement Facilities First Mortgage Revenue (Brandermill Woods Project)	5.13	1/1/43	300,000		307,350
Virginia College Building Authority,
Educational Facilities Revenue (Marymount University Project)	5.00	7/1/45	1,000,000	[b]	1,008,480
Virginia College Building Authority,
Educational Facilities Revenue (Marymount University Project) (Green Bonds)	5.00	7/1/45	500,000	[b]	504,240
					1,820,070
Washington - 2.2%
Snohomish County Housing Authority,
Revenue (Whispering Pines Apartments Project)	5.60	9/1/25	1,675,000		1,675,000

14

Long-Term Municipal Investments - 99.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Washington - 2.2% (continued)
Snohomish County Housing Authority,
Revenue (Whispering Pines Apartments Project)	5.75	9/1/30	1,250,000	1,250,000
				2,925,000
Wisconsin - .8%
Public Finance Authority of Wisconsin,
Senior Living Revenue (Rose Villa Project)	3.75	11/15/19	1,000,000	1,003,120
U.S. Related - 2.1%
Guam Waterworks Authority,
Water and Wastewater System Revenue	5.63	7/1/40	1,765,000	1,928,721
Puerto Rico Commonwealth,
Public Improvement GO (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,000,000	930,310
				2,859,031
Total Investments (cost $129,793,175)			99.7%	132,426,466
Cash and Receivables (Net)			.3%	395,870
Net Assets			100.0%	132,822,336

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, these securities were valued at $11,032,540, or 8.3% of net assets.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Non-income producing--security in default.

f Collateral for floating rate borrowings.

g Variable rate security--interest rate subject to periodic change.

15

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Education	19.5
Health Care	14.7
Utility-Water and Sewer	7.8
Special Tax	7.7
Transportation Services	7.6
Asset-Backed	7.3
Industrial	6.0
Pollution Control	2.6
Resource Recovery	2.3
Housing	2.2
City	1.4
Utility-Electric	1.2
Prerefunded	.9
County	.8
Retirement	.5
Other	17.2
99.7

†Based on net assets.

See notes to financial statements.

16

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

17

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	129,793,175	132,426,466
Interest receivable		1,592,138
Receivable for shares of Common Stock subscribed		105,000
Prepaid expenses		25,888
		134,149,492
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		107,511
Cash overdraft due to Custodian		4,423
Payable for floating rate notes issued—Note 4		1,000,000
Payable for shares of Common Stock redeemed		150,210
Interest and expense payable related to floating rate notes issued—Note 4		1,626
Accrued expenses		63,386
		1,327,156
Net Assets ($)		132,822,336
Composition of Net Assets ($):
Paid-in capital		163,167,681
Accumulated net realized gain (loss) on investments		(32,978,636)
Accumulated net unrealized appreciation (depreciation) on investments		2,633,291
Net Assets ($)		132,822,336

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	37,304,678	15,780,147	14,756,397	2,953,934	62,027,180
Shares Outstanding	3,207,445	1,355,372	1,270,487	254,322	5,330,283
Net Asset Value Per Share ($)	11.63	11.64	11.61	11.61	11.64

See notes to financial statements.

18

STATEMENT OF OPERATIONS

Year Ended August 31, 2015

Investment Income ($):
Interest Income	7,665,525
Expenses:
Management fee—Note 3(a)	867,706
Distribution/Service Plan fees—Note 3(b)	215,335
Shareholder servicing costs—Note 3(c)	214,002
Registration fees	70,876
Professional fees	49,133
Prospectus and shareholders’ reports	19,377
Directors' fees and expenses—Note 3(d)	11,742
Custodian fees—Note 3(c)	10,766
Interest and expense related to floating rate notes issued—Note 4	6,187
Loan commitment fees—Note 2	1,730
Miscellaneous	38,513
Total Expenses	1,505,367
Less—reduction in expenses due to undertaking—Note 3(a)	(6,720)
Less—reduction in fees due to earnings credits—Note 3(c)	(40)
Net Expenses	1,498,607
Investment Income—Net	6,166,918
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,963,478
Net unrealized appreciation (depreciation) on investments	(3,726,547)
Net Realized and Unrealized Gain (Loss) on Investments	236,931
Net Increase in Net Assets Resulting from Operations	6,403,849

See notes to financial statements.

19

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2015	2014
Operations ($):
Investment income—net	6,166,918	7,235,440
Net realized gain (loss) on investments	3,963,478	(6,172,180)
Net unrealized appreciation (depreciation) on investments	(3,726,547)	15,833,573
Net Increase (Decrease) in Net Assets Resulting from Operations	6,403,849	16,896,833
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,932,310)	(2,313,903)
Class C	(557,204)	(741,793)
Class I	(692,425)	(750,096)
Class Y	(93,303)	(1,792)
Class Z	(2,798,257)	(3,270,962)
Net realized gain on investments:
Class A	(44,572)	(46,844)
Class C	(14,108)	(19,040)
Class I	(13,784)	(14,191)
Class Y	(1,412)	(1)
Class Z	(55,813)	(67,158)
Total Dividends	(6,203,188)	(7,225,780)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	5,592,434	22,858,875
Class C	1,403,003	1,627,759
Class I	2,832,506	7,796,880
Class Y	2,930,400	309,114
Class Z	2,866,677	2,712,324
Dividends reinvested:
Class A	1,306,985	1,591,655
Class C	327,197	450,995
Class I	455,604	451,096
Class Y	67,284	79
Class Z	2,259,860	2,645,603
Cost of shares redeemed:
Class A	(19,391,053)	(22,138,433)
Class C	(2,711,496)	(8,317,120)
Class I	(4,193,533)	(9,250,711)
Class Y	(338,526)	-
Class Z	(10,045,977)	(14,265,924)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(16,638,635)	(13,527,808)
Total Increase (Decrease) in Net Assets	(16,437,974)	(3,856,755)
Net Assets ($):
Beginning of Period	149,260,310	153,117,065
End of Period	132,822,336	149,260,310
Undistributed investment income—net	-	33,728

20

	Year Ended August 31,
	2015	2014
Capital Share Transactions:
Class A
Shares sold	477,454	2,026,536
Shares issued for dividends reinvested	111,140	140,786
Shares redeemed	(1,647,766)	(1,958,023)
Net Increase (Decrease) in Shares Outstanding	(1,059,172)	209,299
Class C
Shares sold	119,605	143,990
Shares issued for dividends reinvested	27,813	39,940
Shares redeemed	(230,576)	(741,622)
Net Increase (Decrease) in Shares Outstanding	(83,158)	(557,692)
Class Ia
Shares sold	241,555	694,768
Shares issued for dividends reinvested	38,819	39,919
Shares redeemed	(356,802)	(822,719)
Net Increase (Decrease) in Shares Outstanding	(76,428)	(88,032)
Class Ya
Shares sold	250,296	27,092
Shares issued for dividends reinvested	5,725	7
Shares redeemed	(28,884)	-
Net Increase (Decrease) in Shares Outstanding	227,137	27,099
Class Z
Shares sold	242,971	238,935
Shares issued for dividends reinvested	192,169	234,074
Shares redeemed	(855,910)	(1,275,155)
Net Increase (Decrease) in Shares Outstanding	(420,770)	(802,146)
[a]	During the period ended August 31, 2014, 27,038 Class I shares representing $308,503 were exchanged for 27,038 Class Y shares.

See notes to financial statements.

21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended August 31,
Class A Shares	2015		2014	2013		2012		2011
Per Share Data ($):
Net asset value, beginning of period	11.63		10.90	12.11		11.14		11.74
Investment Operations:
Investment income—net[a]	.50		.54	.52		.52		.59
Net realized and unrealized gain (loss) on investments	.00	[b]	.73	(1.23)		.98		(.60)
Total from Investment Operations	.50		1.27	(.71)		1.50		(.01)
Distributions:
Dividends from investment income—net	(.49)		(.53)	(.50)		(.51)		(.58)
Dividends from net realized gain on investments	(.01)		(.01)	(.00)	[b]	(.02)		(.01)
Total Distributions	(.50)		(.54)	(.50)		(.53)		(.59)
Net asset value, end of period	11.63		11.63	10.90		12.11		11.14
Total Return (%)[c]	4.38		11.95	(6.13)		13.74		(.03)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03		1.04	1.01		1.02		1.00
Ratio of net expenses to average net assets	1.03		1.04	1.01		1.02		1.00
Ratio of interest and expense related to floating rate notes issued to average net assets	.00	[d]	.01	.00	[d]	.00	[d]	.00	[d]
Ratio of net investment income to average net assets	4.26		4.82	4.23		4.48		5.35
Portfolio Turnover Rate	26.66		21.00	17.40		26.27		41.05
Net Assets, end of period ($ x 1,000)	37,305		49,626	44,234		58,786		53,785

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Amount represents less than .01%.

See notes to financial statements.

22

	Year Ended August 31,
Class C Shares	2015		2014	2013		2012		2011
Per Share Data ($):
Net asset value, beginning of period	11.64		10.91	12.12		11.15		11.75
Investment Operations:
Investment income—net[a]	.41		.46	.42		.43		.51
Net realized and unrealized gain (loss) on investments	.00	[b]	.73	(1.22)		.98		(.60)
Total from Investment Operations	.41		1.19	(.80)		1.41		(.09)
Distributions:
Dividends from investment income—net	(.40)		(.45)	(.41)		(.42)		(.50)
Dividends from net realized gain on investments	(.01)		(.01)	(.00)	[b]	(.02)		(.01)
Total Distributions	(.41)		(.46)	(.41)		(.44)		(.51)
Net asset value, end of period	11.64		11.64	10.91		12.12		11.15
Total Return (%)[c]	3.58		11.09	(6.82)		12.87		(.77)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.80		1.81	1.77		1.78		1.75
Ratio of net expenses to average net assets	1.80		1.81	1.77		1.78		1.75
Ratio of interest and expense related to floating rate notes issued to average net assets	.00	[d]	.01	.00	[d]	.00	[d]	.00	[d]
Ratio of net investment income to average net assets	3.51		4.07	3.49		3.72		4.62
Portfolio Turnover Rate	26.66		21.00	17.40		26.27		41.05
Net Assets, end of period ($ x 1,000)	15,780		16,748	21,784		29,494		26,365

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Amount represents less than .01%.

See notes to financial statements.

23

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class I Shares	2015		2014	2013		2012		2011
Per Share Data ($):
Net asset value, beginning of period	11.62		10.88	12.09		11.12		11.72
Investment Operations:
Investment income—net[a]	.53		.57	.55		.54		.63
Net realized and unrealized gain (loss) on investments	(.01)		.74	(1.23)		.99		(.61)
Total from Investment Operations	.52		1.31	(.68)		1.53		.02
Distributions:
Dividends from investment income—net	(.52)		(.56)	(.53)		(.54)		(.61)
Dividends from net realized gain on investments	(.01)		(.01)	(.00)	[b]	(.02)		(.01)
Total Distributions	(.53)		(.57)	(.53)		(.56)		(.62)
Net asset value, end of period	11.61		11.62	10.88		12.09		11.12
Total Return (%)	4.63		12.24	(5.91)		14.04		.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79		.79	.75		.78		.74
Ratio of net expenses to average net assets	.78		.79	.75		.78		.74
Ratio of interest and expense related to floating rate notes issued to average net assets	.00	[c]	.01	.00	[c]	.00	[c]	.00	[c]
Ratio of net investment income to average net assets	4.52		5.08	4.48		4.70		5.62
Portfolio Turnover Rate	26.66		21.00	17.40		26.27		41.05
Net Assets, end of period ($ x 1,000)	14,756		15,645	15,619		21,048		12,460

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Amount represents less than .01%.

See notes to financial statements.

24

	Year Ended August 31,
Class Y Shares	2015	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	11.62	10.89	11.59
Investment Operations:
Investment income—net[b]	.54	.51	.11
Net realized and unrealized gain (loss) on investments	(.01)	.79	(.72)
Total from Investment Operations	.53	1.30	(.61)
Distributions:
Dividends from investment income—net	(.53)	(.56)	(.09)
Dividends from net realized gain on investments	(.01)	(.01)	-
Total Distributions	(.54)	(.57)	(.09)
Net asset value, end of period	11.61	11.62	10.89
Total Return (%)	4.67	12.25	(5.35)	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78	.94	.81	[d]
Ratio of net expenses to average net assets	.75	.84	.81	[d]
Ratio of interest and expense related to floating rate notes issued to average net assets	.01	.01	.00	[d,e]
Ratio of net investment income to average net assets	4.58	5.28	5.62	[d]
Portfolio Turnover Rate	26.66	21.00	17.40
Net Assets, end of period ($ x 1,000)	2,954	316	1

a From July 1, 2013 (commencement of initial offering) to August 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

25

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class Z Shares	2015		2014	2013		2012		2011
Per Share Data ($):
Net asset value, beginning of period	11.64		10.91	12.12		11.14		11.75
Investment Operations:
Investment income—net[a]	.51		.56	.53		.53		.60
Net realized and unrealized gain (loss) on investments	.01		.73	(1.23)		.99		(.61)
Total from Investment Operations	.52		1.29	(.70)		1.52		(.01)
Distributions:
Dividends from investment income—net	(.51)		(.55)	(.51)		(.52)		(.59)
Dividends from net realized gain on investments	(.01)		(.01)	(.00)	[b]	(.02)		(.01)
Total Distributions	(.52)		(.56)	(.51)		(.54)		(.60)
Net asset value, end of period	11.64		11.64	10.91		12.12		11.14
Total Return (%)	4.58		11.96	(6.05)		13.92		.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93		.93	.92		.95		.95
Ratio of net expenses to average net assets	.92		.93	.92		.95		.95
Ratio of interest and expense related to floating rate notes issued to average net assets	.00	[c]	.01	.00	[c]	.00	[c]	.00	[c]
Ratio of net investment income to average net assets	4.38		4.94	4.33		4.56		5.45
Portfolio Turnover Rate	26.66		21.00	17.40		26.27		41.05
Net Assets, end of period ($ x 1,000)	62,027		66,925	71,479		88,092		85,868

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Amount represents less than .01%.

See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek high current income exempt from federal income tax. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

27

NOTES TO FINANCIAL STATEMENTS (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and

28

asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	131,226,386	1,200,080	132,426,466
Liabilities ($)
Floating Rate Notes††	-	(1,000,000)	-	(1,000,000)

†  See Statement of Investments for additional detailed categorizations.

††  Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

29

NOTES TO FINANCIAL STATEMENTS (continued)

At August 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 8/31/2014	1,200,240
Purchases	-
Sales	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(160)
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 8/31/2015	1,200,080
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 8/31/2015	(160)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-

30

exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2015, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $185,370, undistributed ordinary income $47,434, accumulated capital losses $33,454,796 and unrealized appreciation $3,062,017.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2015. If not applied, $715,251 of the carryover expires in fiscal year 2016, $7,033,387 expires in fiscal year 2017, $10,523,962 expires in fiscal year 2018 and $5,919,280 expires in fiscal year 2019. The fund has $4,023,160 of post-enactment short-term capital losses and $5,239,756 of post enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2015 and August 31, 2014 were as follows: tax-exempt income $6,073,499 and $7,078,546, and ordinary income $129,689 and $147,234, respectively.

During the period ended August 31, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization

31

NOTES TO FINANCIAL STATEMENTS (continued)

adjustments, the fund decreased accumulated undistributed investment income-net by $127,147, increased accumulated net realized gain (loss) on investments by $114,104 and increased paid-in capital by $13,043. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed, from September 1, 2014 through January 1, 2016, to waive receipt of its fees and/or assume the expenses of the fund’s Class Y so that the direct expenses of the fund’s Class Y shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) do not exceed .75% of the value of Class Y shares average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $6,720 during the period ended August 31, 2015.

During the period ended August 31, 2015, the Distributor retained $3,102 from commissions earned on sales of the fund's Class A shares and $236 from CDSCs on redemptions of the fund's Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended August 31, 2015, Class C shares were charged $121,748 pursuant to the Distribution Plan.

32

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class Z shares. During the period ended August 31, 2015, Class Z shares were charged $93,587 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2015, Class A and Class C shares were charged $114,766 and $40,582, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2015, the fund was charged $25,605 for transfer agency services and $1,026 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $40.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2015, the fund was charged $10,766 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain

33

NOTES TO FINANCIAL STATEMENTS (continued)

services related to the fund’s check writing privilege. During the period ended August 31, 2015, the fund was charged $548 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended August 31, 2015, the fund was charged $10,965 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $67,890, Distribution Plan fees $17,451, Shareholder Services Plan fees $11,315, custodian fees $5,700, Chief Compliance Officer fees $1,737 and transfer agency fees $4,922, which are offset against an expense reimbursement currently in effect in the amount of $1,504.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended August 31, 2015, redemption fees charged and retained by the fund amounted to $3,901.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2015, amounted to $37,784,239 and $52,975,010, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Trust”). The Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Trust, after payment of interest on the other securities and various expenses of the Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Trust as secured borrowings, with the securities transferred remaining in the fund’s

34

investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2015 was approximately $1,000,000, with a related weighted average annualized interest rate of .62%.

At August 31, 2015, the cost of investments for federal income tax purposes was $128,364,449; accordingly, accumulated net unrealized appreciation on investments was $3,062,017, consisting of $10,003,279 gross unrealized appreciation and $6,941,262 gross unrealized depreciation.

35

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus High Yield Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus High Yield Municipal Bond Fund (one of the series comprising Dreyfus Municipal Funds, Inc.) as of August 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus High Yield Municipal Bond Fund at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 28, 2015

36

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2015 as “exempt-interest dividends” (not generally subject to regular federal income tax). The fund also hereby reports $.0101 per share as a short-term capital gain distribution paid on December 18, 2014.

Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2015 calendar year on Form 1099-DIV, which will be mailed in early 2016.

37

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)

No. of Portfolios for which Board Member Serves: 144

———————

Joni Evans (73)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)

• Principal, Joni Evans Ltd. (publishing) (2006-present)

No. of Portfolios for which Board Member Serves: 25

———————

Ehud Houminer (75)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Membership During Past 5 Years:

•  Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 62

———————

Hans C. Mautner (77)

Board Member (2006)

Principal Occupation During Past 5 Years:

• President--International Division and an Advisory Director of Simon Property Group, a

real estate investment company (1998-2010)

• Chairman and Chief Executive Officer of Simon Global Limited, a real estate company (1999-2010)

No. of Portfolios for which Board Member Serves: 25

———————

38

Robin A. Melvin (51)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 114

———————

Burton N. Wallack (64)

Board Member (1991)

Principal Occupation During Past 5 Years:

• President and Co-owner of Wallack Management Company, a real estate management company (1987-present)

No. of Portfolios for which Board Member Serves: 25

———————

John E. Zuccotti (78)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Chairman of Brookfield Properties, Inc. (1996-present)

• Senior Counsel of Weil, Gotshal & Manges, LLP (1997-present)

Other Public Company Board Membership During Past 5 Years:

• Wellpoint, Inc., a health benefits company, Director (2005-2010)

No. of Portfolios for which Board Member Serves: 25

———————

39

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBER

Gordon J. Davis (74)

Board Member (1995)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 63

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with Venable LLP, which provides legal services to the Company.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number:1-800-DREYFUS.

Arnold S. Hiatt, Emeritus Board Member
William Hodding Carter III, Emeritus Board Member

40

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 144 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, Director and Associate General Counsel of Deutsche Bank – Asset & Wealth Management Division, and Chief Legal Officer of Deutsche Investment Management Americas Inc. He is an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 59 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1991.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 39 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since April 1985.

41

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 169 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

42

NOTES

43

NOTES

44

NOTES

45

For More Information

Dreyfus High Yield Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DHYAX Class C: DHYCX Class I: DYBIX Class Y: DHYYX Class Z: DHMBX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation	6165AR0815

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $97,810 in 2014 and $67,224 in 2015.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $36,360 in 2014 and $12,546 in 2015. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2014 and $-0- in 2015.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $9,894 in 2014 and $7,413 in 2015. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $-0- in 2014 and $-0- in 2015.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $3,208 in 2014 and $17,098 in 2015. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $-0- in 2014 and $-0- in 2015.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were  $32,746,283 in 2014 and $21,000,680 in 2015.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and               Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Funds, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	October 22, 2015

By: /s/ James Windels
James Windels, Treasurer
Date:	October 22, 2015

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

Exhibit (a)(1)